Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and cash equivalents	$ 30	$ 483
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0	22
Liabilities:
Short-term notes payable	1,143	1,252
Long-term debt, including current portion, fair value	13,472	11,665
Convertible debentures (Notes 17, 18)	0	489	$ 487
Level 1 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)		0
Total assets	0	0
Liabilities:
Long-term debt, including current portion, fair value	0	0
Convertible debentures (Notes 17, 18)		491
Fair value hedge - interest-rate swap		0
Total liabilities, fair value	0	491
Level 2 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)		0
Total assets	3	0
Liabilities:
Long-term debt, including current portion, fair value	13,472	11,665
Convertible debentures (Notes 17, 18)		0
Fair value hedge - interest-rate swap		5
Total liabilities, fair value	13,472	11,670
Level 3 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)		22
Total assets	0	22
Liabilities:
Long-term debt, including current portion, fair value	0	0
Convertible debentures (Notes 17, 18)		0
Fair value hedge - interest-rate swap		0
Total liabilities, fair value	0	0
Carrying Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)		22
Total assets	3	22
Liabilities:
Long-term debt, including current portion, fair value	11,475	10,709
Convertible debentures (Notes 17, 18)		489
Fair value hedge - interest-rate swap		5
Total liabilities, fair value	11,475	11,203
Fair Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)		22
Total assets	3	22
Liabilities:
Long-term debt, including current portion, fair value	13,472	11,665
Convertible debentures (Notes 17, 18)		491
Fair value hedge - interest-rate swap		5
Total liabilities, fair value	13,472	$ 12,161
Fair Value Hedging [Member] | Level 1 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0
Fair Value Hedging [Member] | Level 2 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	1
Fair Value Hedging [Member] | Level 3 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0
Fair Value Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	1
Fair Value Hedging [Member] | Fair Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	1
Cash Flow Hedging [Member] | Level 1 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0
Cash Flow Hedging [Member] | Level 2 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	2
Cash Flow Hedging [Member] | Level 3 [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	0
Cash Flow Hedging [Member] | Carrying Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	2
Cash Flow Hedging [Member] | Fair Value [Member]
Assets:
Derivative instrument - Foreign-Exchange Contract (Notes 4, 18)	$ 2